Leasing (Tables)	12 Months Ended
Dec. 31, 2020
Leasing
Schedule of right of use asset

Skr mn	2020	2019
Opening balance	50	94
Depreciation	-27	-32
Addition/Deduction[1]	2	-12
Closing balance	25	50
1

There have been cancelled and new leases. During 2019 the estimation of lease liability and right-of-use assets also has changed. Future cash flows relating to real estate tax and non-deductible value added tax are no longer included. This change means that lease liability and right-of-use assets have decreased by Skr 13 million.

Schedule of leasing amounts accounted for in profit or loss
Skr mn	2020	2019
Depreciation charge on right-of-use assets	-27	-32
Interest expenses on lease liability	0	0
Expenses relating to short-term leases[1]	0	0
Expenses relating to low-value leases[1]	-1	-1
Variable lease fees[1]	-6	-1
Total amount accounted for in profit or loss	-34	-34
1	Accounted for under Other administrative expenses.

Schedule of lease liability

Skr mn	2020	2019
Opening balance	44	95
Interest expenses accrued	0	0
Payments of lease liability	-27	-39
Addition/Deduction[1]	2	-12
Closing balance	19	44
1

There have been cancelled and new leases. During 2019 the estimation of lease liability and right-of-use assets also has changed. Future cash flows relating to real estate tax and non-deductible value added tax are no longer included. This change means that lease liability and right-of-use assets have decreased by Skr 13 million.

Schedule of contractual flows of lease liability

Skr mn	2020	2019
Within 1 year	18	26
Between 1 and 5 years	1	18
Discounting effect	0	0
Closing balance	19	44

Schedule of cost of operating leases

Skr mn	2018
Leases	-32

Schedule of future minimum rentals payable under non-cancellable operating leases

Skr mn	Dec 31, 2018
Within 1 year	-32
Between 1 and 5 years	-60
More than 5 years	—
Total future minimum rentals payable under non-cancellable operating leases	-92

Schedule of reconciliation between gross investment and present value of minimum lease payments

	December 31, 2020		December 31, 2019		December 31, 2018
		Present value of		Present value of		Present value of
	Gross	minimum lease	Gross	minimum lease	Gross	minimum lease
Skr mn	investment	payments	investment	payments	investment	payments
Within 1 year	102	99	63	61	117	113
Between 1 and 5 years	91	81	87	78	182	156
More than 5 years	19	14	—	—	8	5
Total	212	194	150	139	307	274

Unearned finance income	—	17	—	14	—	33
Unguaranteed residual value	—	—	—	—	—	—